INCOME TAXES (Schedule of Unrecognized Tax Benefits Reconciliation) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Balance at beginning of year	¥ 38,457	$ 5,911	¥ 42,983	¥ 38,901
Increase relating to current year tax positions	5,194	798	3,630	7,496
Decrease relating to prior year tax positions	(1,595)	(245)	(3,204)	(1,119)
Decrease relating to expiration of applicable statute of limitations	(17,758)	(2,729)	(4,952)	(2,295)
Balance at end of year	¥ 24,298	$ 3,735	¥ 38,457	¥ 42,983